EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE
EARNINGS PER SHARE

14.   EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2016, 2017 and 2018 as follows:

	2016	2017	2018
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:
Net income attributable to 51job, Inc.	565,978	371,889	1,252,319
Denominator:
Denominator for basic earnings per share — weighted average common shares outstanding	58,132,976	60,087,306	61,318,292
Dilutive effect of share options	341,092	1,063,107	1,857,191
Denominator for diluted earnings per share	58,474,068	61,150,413	63,175,483
Basic earnings per share	9.74	6.19	20.42
Diluted earnings per share	9.68	6.08	19.82

The convertible senior notes were not included in the calculation of diluted earnings per share in 2016, 2017 and 2018 because their inclusion would have been anti-dilutive.

The Company excluded outstanding share options of 3,881,628 in 2016, 1,176,660 in 2017 and 888,548 in 2018 from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.

The Company excluded common shares underlying the zero-strike call option contracts from both the basic and diluted earnings per share calculation as they are considered as deemed repurchased for the purpose of calculating both basic and diluted earnings per share.